UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


        Report for the Calendar Year or Quarter Ended September 30, 2010

Check here if Amendment:              |_|; Amendment Number: ____

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:     Pennant Capital Management, LLC

Address:  26 Main Street
          Chatham, New Jersey 07928


13F File Number: 028-10370

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Alan Fournier
Title:  Managing Member
Phone:  (973) 701-1100


Signature, Place and Date of Signing:


/s/ Alan Fournier              Chatham, New Jersey          November 15, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        5

Form 13F Information Table Entry Total:   52

Form 13F Information Table Value Total:  $3,413,700
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form 13F File Number     Name

1.     028-13560                Pennant Master Fund, L.P.

2.     028-13561                Pennant Windward Master Fund, L.P.

3.     028-13288                Broadway Gate Master Fund, Ltd.

4.     028-10746                Pennant General Partner, LLC

5.     028-13339                Pennant Spinnaker Fund, L.P.

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                     COLUMN 2   COLUMN 3      COLUMN 4        COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
--------------               --------   --------      ---------  -------------------  ----------   --------     -------------------
                             TITLE OF                  VALUE     SHRS OR    SH/ PUT/  INVESTMENT    OTHER         VOTING AUTHORITY
NAME OF ISSUER                CLASS      CUSIP        (x $1000)  PRN AMT    PRN CALL  DISCRETION   MANAGERS     SOLE   SHARED  NONE
--------------               --------   --------      ---------  -------    --- ----  ----------   --------     ----   ------  ----
ABERCROMBIE & FITCH CO        CL A      002896207      154,651   3,933,137  SH          Defined     1,2,4     3,933,137
ADOBE SYS INC                 COM       00724F101      136,306   5,212,454  SH          Defined     1,2,3,4   5,212,454
ALPHA NATURAL RESOURCES INC   COM       02076X102       39,749     965,965  SH          Defined     1,2,4       965,965
AMGEN INC                     COM       031162100       19,289     350,000  SH          Defined     1,2,4       350,000
APPLE INC                     COM       037833100       28,375     100,000  SH          Defined     1,2,4       100,000
ATLAS ENERGY INC              COM       049298102      118,916   4,152,084  SH          Defined     1,2,4     4,152,084
AVIAT NETWORKS INC            COM       05366Y102        1,946     475,687  SH          Defined     1,4         475,687
BABCOCK & WILCOX CO NEW       COM       05615F102       22,049   1,036,139  SH          Defined     1,2,4     1,036,139
BANK OF AMERICA CORPORATION   COM       060505104       64,380   4,913,560  SH          Defined     1,2,4     4,913,560
CELGENE CORP                  COM       151020104       29,035     504,000  SH          Defined     1,2,4       504,000
CF INDS HLDGS INC             COM       125269100       62,207     651,382  SH          Defined     1,2,4       651,382
CISCO SYS INC                 COM       17275R102      123,102   5,621,099  SH          Defined     1,2,3,4   5,621,099
CITIGROUP INC                 COM       172967101       18,377   4,700,000  SH          Defined     1,2,4     4,700,000
COCO-COLA ENTERPRISES INC     COM       191219104      108,867   3,511,839  SH          Defined     1,2,3,4   3,511,839
CONSOL ENERGY INC             COM       20854P109       49,873   1,349,388  SH          Defined     1,2,4     1,349,388
COVIDIEN PLC                  SHS       G2554F105       89,316   2,222,350  SH          Defined     1,2,4     2,222,350
CVS CAREMARK CORPORATION      COM       126650100       50,348   1,599,871  SH          Defined     1,2,4     1,599,871
DAVITA INC                    COM       23918K108      153,870   2,229,038  SH          Defined     1,2,3,4   2,229,038
DYAX CORP                     COM       26746E103        7,696   3,247,393  SH          Defined     1,4       3,247,393
EXXON MOBIL CORP              COM       30231G102        9,269     150,000  SH          Defined     1,2,4       150,000
FIDELITY NATIONAL FINANCIAL   CL A      31620R105        1,807     115,000  SH          Defined     3,4         115,000
FIDELITY NATL INFORMATION SV  COM       31620M106      190,730   7,030,223  SH          Defined     1,2,3,4   7,030,223
FLUOR CORP NEW                COM       343412102       17,831     360,000  SH          Defined     1,2,4       360,000
FOSTER WHEELER AG             COM       H27178104       12,964     530,000  SH          Defined     1,2,4       530,000
GRIFFON CORP                  COM       398433102        4,612     378,302  SH          Defined     1,4         378,302
HOLOGIC INC                   COM       436440101      106,335   6,641,813  SH          Defined     1,2,4     6,641,813
LIGAND PHARMACEUTICALS INC    CL B      53220K207        5,931   3,753,603  SH          Defined     1,2,4     3,753,603
MCDERMOTT INTL INC            COM       580037109       30,244   2,046,279  SH          Defined     1,2,4     2,046,279
MIDDLEBY CORP                 COM       596278101       17,432     275,000  SH          Defined     3,4         275,000
OLD REP INTL CORP             COM       680223104      118,567   8,560,776  SH          Defined     1,2,4     8,560,776
OMNICOM GROUP INC             COM       681919106       22,701     575,000  SH          Defined     3,4         575,000
PFIZER INC                    COM       717081103      116,126   6,763,329  SH          Defined     1,2,4     6,763,329
PHH CORP                      COM       693320202      116,054   5,510,629  SH          Defined     1,2,3,4   5,510,629
QUALCOMM INC                  COM       747525103      190,925   4,230,323  SH          Defined     1,2,3,4   4,230,323
QUEST DIAGNOSTICS INC         COM       74834L100       18,169     360,000  SH          Defined     1,2,4       360,000
RENAISSANCERE HOLDINGS LTD    COM       G7496G103        8,994     150,000  SH          Defined     3,4         150,000
ROCKWELL COLLINS INC          COM       774341101       84,531   1,451,178  SH          Defined     1,2,4     1,451,178
SAVIENT PHARMACEUTICALS INC   COM       80517Q100       34,138   1,492,704  SH          Defined     1,2,4     1,492,704
SEAHAWK DRILLING INC          COM       81201R107        4,093     483,769  SH          Defined     1,4         483,769
SYMETRA FINL CORP             COM       87151Q106        8,757     837,235  SH          Defined     1,4         837,235
TEREX CORP NEW                COM       880779103       22,356     975,400  SH          Defined     3,4         975,400
TRANSATLANTIC HLDGS INC       COM       893521104       68,600   1,349,853  SH          Defined     1,2,4     1,349,853
TRANSDIGM GROUP INC           COM       893641100      225,079   3,627,379  SH          Defined     1,2,3,4   3,627,379
UNION PAC CORP                COM       907818108      100,715   1,231,234  SH          Defined     1,2,3,4   1,231,234
UNITEDHEALTH GROUP INC        COM       91324P102      111,665   3,180,419  SH          Defined     1,2,4     3,180,419
VALERO ENERGY CORP NEW        COM       91913Y100       14,358     820,000  SH          Defined     1,2,4       820,000
VARIAN MED SYS INC            COM       92220P105       18,150     300,000  SH          Defined     3,4         300,000
WALTER ENERGY INC             COM       93317Q105       58,785     723,152  SH          Defined     1,2,4       723,152
WELLPOINT INC                 COM       94973V107      178,581   3,152,911  SH          Defined     1,2,3,4   3,152,911
WESCO INTL INC                COM       95082P105       23,770     605,000  SH          Defined     3,4         605,000
WESTERN UN CO                 COM       959802109      128,662   7,281,377  SH          Defined     1,2,3,4   7,281,377
WILLIS GROUP HOLDINGS PUBLIC  SHS       G96666105       64,418   2,090,130  SH          Defined     1,2,3,4   2,090,130






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